CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)												1 Months Ended	3 Months Ended			12 Months Ended
	Apr. 16, 2020	Mar. 12, 2020	Feb. 25, 2020	Feb. 18, 2020	Jan. 03, 2020	Nov. 08, 2019	Oct. 24, 2019	Oct. 08, 2019	Aug. 22, 2019	May 30, 2019	Feb. 25, 2019	Jul. 18, 2019	Mar. 31, 2021	Mar. 31, 2020	Mar. 18, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock per share													$ 0.001			$ 0.001	$ 0.001
Principal balance													$ 938,400			$ 938,400
Interest expense													87,410	$ 107,730		1,014,769	$ 41,845
Additional paid-in capital													2,566,484			1,795,125	$ 1,355,542
Additional Warrant issued		$ 166,667
Fair value amount		$ 66,364
Amortized debt discount													97,279			97,279
Accrued interest													$ 350,545			$ 263,135
Convertible Notes Payable [Member]
Convertible note, description	The Company defaulted on outstanding Convertible Notes; resulting in an increase of the interest to ranges between 15% and 24% and the principal to increase to 168% of principal loan amount. The convertible debt increased by $673,956 to $1,612,356 while the interest accrual increased to approximately $28,563/month, amounting to $263,135 at December 31, 2020. At the default date, April 16, 2020, remaining debt discount of $76,265 was amortized to interest expense and the remaining debt premium of $856,560 was accredited to additional paid-in capital.
Auctus Note 2 [Member]
Common stock per share			$ 0.60										$ 2.00			$ 2.00
Expiration date			Feb. 24, 2024
Convertible note, description			The Company recorded a premium of $82,500 as a reduction to additional paid-in capital based on a discounted “if-converted” rate of $0.20 per share (lowest trading price during the 20 days preceding the note’s issuance), which computed to 1,250,000 shares of ‘if-converted’ common stock with a redemption value of $332,500 due to $0.266 per share fair market value of the Company’s stock on the Auctus Note #2’s date of issuance. Debt discount amortization is recorded as interest expense, while debt premium accretion is recorded as an increase to additional paid-in capital. For the year ended December 31, 2020, the Company amortized $4,647 debt discount to operations as interest expense, and accreted $24,121 of premium to additional paid-in capital.
Determined warrants derivative, description			The Company has determined that the Warrants are exempt from derivative accounting and were valued at $55,417 on the Date of Inception using the Black Scholes Options Pricing Model. Assumptions used for the Black Scholes Options Pricing Model include (1) stock price of $0.27 per share, (2) exercise price of $0.60 per share, (3) term of 5 years, (4) expected volatility of 323% and (5) risk free interest rate of 2.56%. The Auctus Note #2 proceeds of $250,000 were then allocated between the fair value of the Auctus Note #2 ($250,000) and the Warrants ($55,417), resulting in a debt discount of $45,361. As the warrants are exercisable immediately, this debt discount was amortized in its entirety to interest expense on the Date of Issuance. Upon cashless conversion on March 12, 2020 an additional 166,667 warrants were issued for a market value of $66,364.
Common stock purchase warrants issued			208,333	250,000	100,000	100,000							72,000			72,000
Interest expense													$ 350,545			$ 4,647
Amortized debt discount													12,711			12,711
Premium to additional paid-in capital																24,121
Auctus Note 2 [Member] | Secured Promissory Note [Member]
Convertible notes issued			$ 27,750
Common stock per share			$ 0.001
Expiration date			Feb. 24, 2020												Mar. 18, 2020
Convertible note, description			(i) 180 days from the date of the Auctus Note #2 or (ii) upon effective date of a new registration statement. The conversion price of the Auctus Note #2 is equal to the lesser of : (i) the lowest trading price for the twenty-day period prior to the date of the Auctus Note #2 or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Company may prepay the Auctus Note #2 at any time at a rate of 120% of outstanding principal and interest during the first 90 days it is outstanding and 130% of outstanding principal and interest for the next 90 days thereafter. Thereafter the prepayment amount increases 5% for each thirty-day period until 270 days from the issue date at which time it is fixed at 150% of the outstanding principal and interest on the Auctus Note #2.												(i) 180 days from the date of the Notes or (ii) upon effective date of a new registration statement. The conversion price of the Notes is equal to the lesser of: (i) the lowest trading price for the twenty-day period prior to the date of the Notes or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Company may prepay the Notes at any time at a rate of 120% of outstanding principal and interest during the first 90 days it is outstanding and 130% of outstanding principal and interest for the next 90 days thereafter. Thereafter the prepayment amount increases 5% for each thirty-day period until 270 days from the issue date at which time it is fixed at 150% of the outstanding principal and interest on the Notes.
Principal balance			$ 250,000
Stated interest			8.00%
Net proceeds			$ 222,250												$ 314,000
Auctus Note 1 [Member]
Common stock per share							$ 0.001								$ 0.001
Expiration date							Oct. 23, 2020
Convertible note, description							(i) 180 days from the date of the Auctus Note #1, or (ii) upon effective date of a registration statement. The conversion price of the Auctus Note #1 is equal to the lesser of : (i) the lowest trading price for the twenty-day period prior to the date of the Auctus Note #1 or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Auctus Note #1 was funded on October 29, 2019, when the Company received proceeds of $222,205, after disbursements for the lender's transaction costs, fees and expenses which in aggregate resulted in a total discount of $27,795 to be amortized to interest expense over the life of the Auctus Note #1.
Determined warrants derivative, description							The Company has determined that the Warrants are exempt from derivative accounting and were valued at $101,937 on the Date of Inception using the Black Scholes Options Pricing Model. Assumptions used for the Black Scholes Options Pricing Model include (1) stock price of $0.49 per share, (2) exercise price of $0.60 per share, (3) term of 5 years, (4) expected volatility of 251% and (5) risk free interest rate of 2.51%. The note proceeds of $250,000 were then allocated between the fair value of the Auctus Note #1 ($250,000) and the Warrants ($101,937), resulting in a debt discount of $72,412.
Principal balance							$ 250,000								$ 356,100
Stated interest							8.00%
Debt premium							$ 343,796
Common stock purchase warrants issued							208,333	50,000	25,000	25,000		25,000
Auctus Note 1 [Member] | Minimum [Member]
Stated interest															4.00%
Auctus Note 1 [Member] | Maximum [Member]
Stated interest															8.00%
Auctus Note 1 [Member] | Convertible Notes Payable [Member]
Common stock per share							$ 0.001								$ 0.001
Expiration date							Oct. 23, 2023
Convertible note, description							"if-converted" rate of $0.21 per share (65% of the average of the three lowest trading prices during the 20 days preceding the note's issuance), which computed to 1,211,828 shares of "if-converted" common stock with a redemption value of $593,796 due to $0.49 per share fair market value of the Company’s stock on the Auctus Note #1's date of issuance. Debt discount amortization is recorded as interest expense, while debt premium amortization is recorded as an increase to additional paid-in capital.
Warrants exercise price							$ 0.60
Other Notes Currently Convertible [Member]
Debt premium							$ 937,007
Other Notes Currently Convertible [Member] | Secured Promissory Note [Member]
Convertible note, description							(i) 180 days from the date of the Notes or (ii) upon effective date of a new registration statement. The conversion price of the Notes is equal to the lesser of : (i) the lowest trading price for the twenty-day period prior to the date of the Notes or (ii) 65% of the average of the three lowest trading prices during the twenty days prior to a conversion notice on the applicable trading market or the closing bid price on the applicable trading market. The Company may prepay the Notes at any time at a rate of 120% of outstanding principal and interest during the first 90 days it is outstanding and 130% of outstanding principal and interest for the next 90 days thereafter. Thereafter the prepayment amount increases 5% for each thirty-day period until 270 days from the issue date at which time it is fixed at 150% of the outstanding principal and interest on the Notes.
Auctus Note 2 [Member]
Interest expense																$ 263,135
Issuance fees													$ 50,100
Auctus Note 2 [Member] | Secured Promissory Note [Member]
Convertible notes issued											$ 325,000
Accrued interest											91,362
Issuance fees											$ 690
Cashless warrants were exercised		750,000